Revenues	12 Months Ended
Dec. 31, 2025
Revenues [Abstract]
Revenues
20.	Revenues

	Year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000

Charging services revenues	129,434	169,093	118,816
Energy solutions revenues	100,545	25,516	765
New initiatives revenues	3,384	6,367	5,558
	233,363	200,976	125,139

	Year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Timing of revenue recognition
Goods and services transferred at a point in time	145,641	190,203	124,729
Goods and services transferred over time	87,722	10,773	410
	233,363	200,976	125,139